Allowance for trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Statement [line items]
Summary of Changes in Allowance for Credit Losses
Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	164.6	Rs.	12,476.8	Rs.	6,513.7	Rs.	8,330.5
Allowances made during the year		172.6		13,075.9		9,579.4		6,602.1
Written off		(98.7)		(7,478.4)		(3,616.3)		(8,418.9)

Balance at the end	US$	238.5	Rs.	18,074.3	Rs.	12,476.8	Rs.	6,513.7

Trades and other receivables [Member]
Statement [line items]
Summary of Changes in Allowance for Credit Losses
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Balance at the beginning	US$	168.1	Rs.	12,743.8	Rs.	13,606.8	Rs.	12,720.9
Allowances made during the year		20.0		1,512.6		500.1		1,528.5
Written off		(34.2)		(2,592.2)		(1,501.6)		(741.9)
Currency translation		(1.4)		(106.1)		138.5		99.3

Balance at the end	US$	152.5	Rs.	11,558.1	Rs.	12,743.8	Rs.	13,606.8